OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2013	2014

Accrued expenses and other	$5,335	$6,143
Subcontractors accrual	2,582	1,386
Accrued taxes	2,739	5,430

	$10,656	$12,959